SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11:-SHAREHOLDERS' EQUITY

a.Composition of shares capital of the Company:

December 31, 2018		December 31, 2019
Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

500,000,000	49,269,626	500,000,000	51,525,919

b.Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

c.Share based payment:

In April 2007, the Company's Board of Directors adopted an Employee Shares Incentive Plan (the "2007 Plan"). Under the 2007 Plan, options may be granted to employees, officers, non-employees consultants and directors of the Company and its Subsidiaries. The 2007 plan was terminated on October 15, 2013, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted. In October 2013, the Company's Board of Directors adopted a new Employee Shares Incentive Plan (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs, share appreciation rights, cash-based awards, dividend equivalents and other share-based awards to directors, employees, officers, consultants of the Company and its subsidiaries.

Under the Plans, as of December 31, 2019, an aggregate of 827,783 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

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WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:-SHAREHOLDERS' EQUITY (Cont.)

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs and employee stock purchase rights issued pursuant to the Company's Employee Share Purchase Plan (“ESPP”) and recognized for the years ended December 31, 2017, 2018 and 2019 was comprised as follows:

	Year ended December 31,
	2017	2018	2019

Cost of revenues	$2,930	$4,418	$5,854
Research and development	26,227	39,417	56,161
Sales and marketing	6,585	9,770	18,458
General and administrative	11,958	18,725	28,864

Total share-based compensation expense	$47,700	$72,330	$109,337

Total unrecognized compensation cost amounted to $256,390 as of December 31, 2019, and is expected to be recognized over a weighted average period of approximately 2.82 years.

d.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2019 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2018	7,663,313	$25.81	5.91	$496,978

Granted	1,068,589	$105.46
Exercised	(1,225,170)	$22.18
Forfeited	(68,613)	$60.35

Balance at December 31, 2019	7,438,119	$37.53	5.49	$631,994

Exercisable at December 31, 2019	5,295,987	$20.22	4.31	$541,129

Vested and expected to vest at December 31, 2019	7,322,566	$36.83	5.44	$627,224

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WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:-SHAREHOLDERS' EQUITY (Cont.)

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; For restricted stock units the fair value is based on the closing market value of the underlying shares at the date of grant. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model.

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019

Expected volatility	45.46%-48.04	45.19%-46.64%	42.60%-45.24%
Expected dividends	0%	0%	0%
Expected term (in years)	5.03 -7.07	5.17 -7.53	4.94 -4.99
Risk free rate	1.82%-2.27%	2.59%-3.03%	1.51%-2.47%

The following table set forth the parameters used in computation of the employee stock purchase plan for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019

Expected volatility	33.6%-43.4%	39.9%-41.2%	31.88%-54.49%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.47%-0.79%	1.85%-2.28%	1.89%-2.52%

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WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:-SHAREHOLDERS' EQUITY (Cont.)

A summary of options data for the years ended December 31, 2017, 2018 and 2019, is as follows:

	Year ended December 31,
	2017	2018	2019

Weighted-average grant date fair value of options granted	$27.50	$34.93	$53.67
Total intrinsic value of the options exercised	$75,763	$137,448	$128,003
Total fair value of shares vested	$20,780	$27,629	$33,316

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2019:

Exercise price (range)	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Options exercisable as of December 31, 2019	Weighted average remaining contractual term
		(years)		(years)

0.001-0.17	1,064,706	3.69	1,052,071	3.63
0.18-0.5	1,253,657	0.99	1,253,657	0.99
0.51-18.08	636,191	3.21	635,878	3.21
18.09-20.94	462,216	4.92	459,216	4.92
20.95-26.84	685,352	5.89	622,121	5.86
26.85-52.2	897,441	7.04	563,317	7.01
52.21-61.75	955,157	8.11	396,739	8.11
61.76-101.67	494,974	8.46	190,942	8.20
101.68-102.67	739,341	9.12	86,948	9.12
102.68-143.79	249,084	9.29	35,098	8.94

	7,438,119	5.49	5,295,987	4.31

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WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:-SHAREHOLDERS' EQUITY (Cont.)

e.Options granted to non-employees consultants:

The following table summarizes information about the Company's outstanding and exercisable options to purchase ordinary shares granted to non-employees consultants as of December 31, 2019:

Grant Date	Options outstanding as of December 31, 2019	Exercise price	Exercisable as of December 31, 2019	Exercisable through
		$
January 25, 2011	6,000	0.67	6,000	January 25, 2021
January 9, 2013	3,400	2.34	3,400	January 9, 2023

	9,400		9,400

No options were granted to non-employees during the years ended December 31, 2019, 2018 and 2017.

f.A summary of RSU activity for the year ended December 31, 2019, is as follows:

	Number of shares	Weighted average grant date fair value per share
		$
Unvested as of December 31, 2018	2,090,512	$66.53
Granted	1,182,364	$125.47
Vested	(952,715)	$65.50
Forfeited	(195,731)	$80.88

Unvested as of December 31, 2019	2,124,430	$98.50